Segment reporting - Revenue by geographic area based on the location of the customer (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	¥ 75,912,651	$ 10,399,991	¥ 51,672,618	¥ 31,899,448
Vehicle
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	55,315,306	7,578,166	33,911,762	19,671,247
Batteries and other components
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,793,818	2,300,744	14,692,617	10,317,822
Research and development and others
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,803,527	$ 521,081	3,068,239	1,910,379
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	66,498,993		45,975,347	28,848,370
China | Vehicle
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	52,035,381		32,889,346	19,671,247
China | Batteries and other components
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,166,201		10,388,319	7,463,851
China | Research and development and others
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,297,411		2,697,682	1,713,272
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,781,983		4,607,023	2,803,567
Europe | Vehicle
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	729,442		44,315
Europe | Batteries and other components
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,581,185		4,194,542	2,759,550
Europe | Research and development and others
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	471,356		368,166	44,017
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,631,675		1,090,248	247,511
Other | Vehicle
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,550,483		978,101
Other | Batteries and other components
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	46,432		109,756	94,421
Other | Research and development and others
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	¥ 34,760		¥ 2,391	¥ 153,090